Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) share	Oct. 31, 2017 USD ($) share
Statements Line Items
Number of share options outstanding in share-based payment arrangement at beginning of period | share	6,595,000	4,395,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.37	$ 0.45
Number of share options granted in share-based payment arrangement | share	2,200,000	2,890,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.10	$ 0.25
Number of share options expired in share-based payment arrangement | share	(2,545,000)	(690,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 0.34	$ (0.35)
Number of share options outstanding in share-based payment arrangement at end of period | share	6,250,000	6,595,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.29	$ 0.37